CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive (Loss) Income	Treasury Stock
Stockholders' equity beginning balance (in shares) at Nov. 01, 2015		74,529,750				(447,426)
Stockholders' equity beginning balance at Nov. 01, 2015	$ 271,976	$ 745	$ 640,767	$ (353,733)	$ (8,280)	$ (7,523)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury stock purchases (in shares)	(1,600,000)					(4,589,576)
Treasury stock purchases	$ (64,015)					$ (64,015)
Issuance of restricted stock (in shares)		(56,868)				(161,633)
Issuance of restricted stock						$ 0
Retirement of treasury shares (in shares)	4,000,000	(4,423,564)				4,423,564
Retirement of treasury shares		$ 44	62,235			$ 62,279
Stock options exercised (in shares)	1,418,219	1,418,219
Stock options exercised	$ 12,612	$ 14	12,598
Excess tax (shortfall) benefits from share-based compensation arrangements	(289)		(289)
Foreign exchange translation (losses) gains and other, net of taxes	(325)				(325)
Deferred compensation obligation	1,387		1,387
Unrecognized actuarial losses on pension obligations	(1,948)				(1,948)
Share-based compensation	10,892		10,892
Net income	51,027			51,027
Stockholders' equity ending balance (in shares) at Oct. 30, 2016		71,581,273				(775,071)
Stockholders' equity ending balance at Oct. 30, 2016	$ 281,317	$ 715	603,120	(302,706)	(10,553)	$ (9,259)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury stock purchases (in shares)	(2,800,000)					(2,957,838)
Treasury stock purchases	$ (43,603)					$ (43,603)
Issuance of restricted stock (in shares)		(356,701)				(19,806)
Issuance of restricted stock		$ 4	(4)			$ 0
Retirement of treasury shares (in shares)	3,000,000	(3,443,448)				3,443,448
Retirement of treasury shares		$ 34	50,553			$ 50,587
Stock options exercised (in shares)	182,923	182,923
Stock options exercised	$ 1,653	$ 2	1,651
Excess tax (shortfall) benefits from share-based compensation arrangements	1,515		1,515
Foreign exchange translation (losses) gains and other, net of taxes	(3,413)		(3,547)	(64)	198
Deferred compensation obligation (in shares)		235				18,139
Deferred compensation obligation			(135)			$ 135
Unrecognized actuarial losses on pension obligations	2,824				2,824
Share-based compensation	10,230		10,230
Net income	54,724			54,724
Stockholders' equity ending balance (in shares) at Oct. 29, 2017		68,677,684				(291,128)
Stockholders' equity ending balance at Oct. 29, 2017	$ 305,247	$ 687	562,277	(248,046)	(7,531)	$ (2,140)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting change			1,351	(1,351)
Treasury stock purchases (in shares)	(2,700,000)					(2,938,974)
Treasury stock purchases	$ (51,773)					$ (51,773)
Issuance of restricted stock (in shares)		(410,520)				181,439
Issuance of restricted stock		$ 4	(4)			$ 0
Retirement of treasury shares (in shares)	2,700,000	(2,938,974)				2,938,974
Retirement of treasury shares		$ 29	51,743			$ 51,772
Stock options exercised (in shares)	115,424	115,424
Stock options exercised	$ 1,279	$ 1	1,278
Foreign exchange translation (losses) gains and other, net of taxes	(148)		(55)		(93)
Deferred compensation obligation (in shares)						48,876
Deferred compensation obligation			(954)			$ 954
Unrecognized actuarial losses on pension obligations	916				916
Share-based compensation	11,638		11,638
Net income	63,106			63,106
Stockholders' equity ending balance (in shares) at Oct. 28, 2018		66,264,654				(60,813)
Stockholders' equity ending balance at Oct. 28, 2018	$ 330,265	$ 663	$ 523,788	$ (186,291)	$ (6,708)	$ (1,187)